INCOME TAXES (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Federal net operating losses	$ 0.6
Deferred tax assets	0.1	$ 0.2
IOX [Member]
IfrsStatementLineItems [Line Items]
Research and development cash credits	0.0	0.0
Deferred tax liabilities	0.0	$ 10.6
Reduction of deferred tax liabilities	15.9
Current losses	4.1
Net tax benefit	10.6
IPRD [Member]
IfrsStatementLineItems [Line Items]
Loss on impairment	$ 57.9